Annual Total Returns - Prospectus Summary - Institutional Class	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	17.76%	24.91%	26.25%	(18.19%)	28.60%	18.40%	31.42%	(4.43%)	21.73%	11.90%
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	17.76%	24.91%	26.25%	(18.19%)	28.60%	18.40%	31.42%	(4.43%)	21.73%	11.90%
DFA INTERNATIONAL VALUE PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	45.21%	6.88%	17.79%	(3.48%)	18.69%	(2.14%)	15.67%	(17.49%)	26.09%	8.41%
DFA TWO-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	4.34%	5.33%	4.92%	(3.28%)	(0.38%)	0.57%	2.65%	1.78%	0.92%	0.90%
DFA TWO-YEAR GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	4.19%	5.15%	5.00%	(3.02%)	(0.51%)	0.38%	2.20%	1.42%	0.29%	0.79%
GLOBAL EQUITY PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	20.17%	15.71%	20.29%	(14.70%)	23.20%	13.49%	26.67%	(11.49%)	22.15%	12.93%
GLOBAL ALLOCATION 60/40 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	14.06%	11.32%	14.53%	(12.08%)	13.52%	11.57%	18.17%	(6.41%)	14.04%	9.16%
GLOBAL ALLOCATION 25/75 PORTFOLIO
Prospectus [Line Items]
Annual Return [Percent]	8.67%	7.43%	8.90%	(8.05%)	5.59%	7.29%	9.79%	(1.85%)	6.64%	4.97%
U.S. LARGE CAP VALUE PORTFOLIO III
Prospectus [Line Items]
Annual Return [Percent]	16.43%	12.86%	11.57%	(5.69%)	28.17%	(0.47%)	25.61%	(11.55%)	19.11%	19.09%
DFA INTERNATIONAL VALUE PORTFOLIO III
Prospectus [Line Items]
Annual Return [Percent]	45.26%	6.86%	17.85%	(3.37%)	18.77%	(1.98%)	15.84%	(17.29%)	26.23%	8.58%
EMERGING MARKETS PORTFOLIO II
Prospectus [Line Items]
Annual Return [Percent]	33.59%	6.86%	13.10%	(16.88%)	2.55%	13.98%	16.14%	(13.51%)	36.73%	12.37%